Significant Accounting Policies (Details) - Schedule of Earnings Per Share - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator for earnings per share:
Net income (loss) attributable to the Company’s ordinary shareholders	$ (1,902,348)	$ 794,354
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	12,607,981	11,150,898
Per share amount
Per share - basic	$ (0.15)	$ 0.07
Per share - diluted	$ (0.15)	$ 0.07